7 Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2019
Finance Income And Expense
Schedule of finance income
	2019 £’000	2018 £’000	2017 £’000
Finance income
Interest received on bank deposits	8	2	15
Gain on equity settled derivative financial liability	484	–	400
Total finance income	492	2	415

The gain on the equity settled derivative financial liability in 2019 arose as a result of the reduction in share price. The gain in 2017 arose due to the reduction in the share price and the lapsing of associated warrants and options as set out in note 21.

	2019 £’000	2018 £’000	2017 £’000
Finance expense
Bank loans	6	587	18
Other loans	91	–	91
Total finance expense	97	587	109